Revenues by products	12 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Revenues by products

Note 24 – Revenues by products

The Company considers itself, including its coal mining and coking operations and the sales of its coal and coke products, to be operating within one reportable segment. All of the Company’s products are sold within the PRC.  Major products for the years ended June 30, 2013 and 2012 are summarized as follows:

	For the years ended June 30,
	2013	2012
Coke	$31,171,635	$38,656,636
Coal tar	1,719,416	1,946,314
Raw coal	604,331	1,434,443
Mid-coal	1,933,332	3,614,057
Washed coal	24,272,969	32,867,839
Coke powder	6,104,376	-
Coal slurries	819,134	393,481
Crude benzol	61,108	-
Total	$66,686,301	$78,912,770